Loans and Borrowings (Details) - USD ($)										12 Months Ended
	Mar. 03, 2022	Feb. 11, 2022	Feb. 03, 2022	Dec. 05, 2021	Sep. 04, 2021	Jul. 01, 2021	May 31, 2021	Apr. 02, 2021	Apr. 02, 2020	Dec. 31, 2021
Loans and Borrowings (Details) [Line Items]
Convertible note description								On April 2, 2021 convertible note 1 matured; the outstanding balance for MEVP was converted into equity by issuance of 1,160 shares to MEVP in August 2021 where the fair value of the loan was USD 2,489,480.
Converted equity description								On April 2, 2021 convertible note 2 matured; the outstanding balance for SAMENA was converted into equity by issuance of 2,204 shares to SAMENA in August 2021 where the fair value of the loan was USD 4,730,718.
Convertible note agreement description										During the year 2020, the Group signed a convertible note agreement and an ancillary conversion undertaking agreement with Alkonost Investment Ltd. for funds amounting to USD 5,000,000 maturing May 2022, which is subject to a profit rate of 12% per annum and for which the Group has obtained a waiver for the interest which was accrued up to August 2021.
Liquidity discount percentage										31.00%
Working capital loan						$ 3,500,000
Convertible Note One [Member]
Loans and Borrowings (Details) [Line Items]
Funds amount									$ 1,500,000
Funds amount interest rate								9.00%	8.00%
Convertible Note Two [Member]
Loans and Borrowings (Details) [Line Items]
Convertible note agreement									$ 3,000,000
Interest rate								9.00%	8.00%
Convertible Note Three [Member]
Loans and Borrowings (Details) [Line Items]
Funds amount							$ 650,000
Funds amount interest rate							9.00%
Advanced provided							$ 150,000
Fair value of loan (in Shares)			964,820
Convertible Note Four [Member]
Loans and Borrowings (Details) [Line Items]
Fair value of loan (in Shares)			6,933,320
Converted equity shares issuance (in Shares)			3,514
Working Capital Loan Two [Member]
Loans and Borrowings (Details) [Line Items]
Converted equity shares issuance (in Shares)			0.12
Maturity date				Feb. 11, 2023
Working Capital Loan One [Member]
Loans and Borrowings (Details) [Line Items]
Converted equity shares issuance (in Shares)			600,000
Conversion undertaking agreement				$ 6,000,000
Transaction cost		$ 390,000
Interest rate percentage		12.00%
Fair value of loan			$ 6,000,000
Working Capital Loan Three [Member]
Loans and Borrowings (Details) [Line Items]
Working capital loan					$ 1,000,000
Annual interest					12.00%
Principle amount	$ 1,000,000
Interest amount	$ 67,923